Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
At cost:
Property	490,430	467,312	71,825
Leasehold improvements	666,051	789,734	121,380
Computer and network equipment	2,926,278	2,681,759	412,179
Optical fibers	207,423	142,723	21,936
Office equipment	19,591	12,671	1,947
Motor vehicles	8,144	1,891	291

	4,317,917	4,096,090	629,558
Less: Accumulated depreciation	(1,342,041)	(1,326,511)	(203,881)
Impairment	(238,144)	—	—

	2,737,732	2,769,579	425,677
Construction-in-progress	1,043,881	549,845	84,509

	3,781,613	3,319,424	510,186

Depreciation expense was RMB402,035, RMB480,105 and RMB523,500 (US$80,460) for the years ended December 31, 2015, 2016 and 2017, respectively, and were included in the following captions:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cost of revenues	328,217	397,014	458,655	70,494
Sales and marketing expenses	5,670	3,759	3,188	490
General and administrative expenses	29,753	45,746	41,675	6,405
Research and development expenses	38,395	33,586	19,982	3,071

	402,035	480,105	523,500	80,460

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Property	365,353	365,353	56,154
Computer and network equipment	431,948	497,532	76,469
Optical fibers	207,423	142,723	21,936

	1,004,724	1,005,608	154,559
Less: Accumulated depreciation	(238,765)	(262,601)	(40,361)

	765,959	743,007	114,198
Construction-in-progress	35,906	130,192	20,010

	801,865	873,199	134,208

Depreciation of property, computer and network equipment and optical fibers under capital leases was RMB64,371, RMB100,157 and RMB92,920 (US$14,282), for the years ended December 31, 2015, 2016 and 2017, respectively.

The carrying amounts of property and equipment pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Property	7,938	—	—
Leasehold improvements	—	143,893	22,116
Computer and network equipment	31,506	200,954	30,886
Office equipment	—	85	13
Construction-in-progress	318,259	—	—